UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado        August 11, 2009
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $342,050 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)
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                           FORM 13F INFORMATION TABLE

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NAME OF ISSUER           TITLE      CUSIP        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                    (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS
                         CLASS                                                                            --------------------
                                                                                                        SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO        COM      025816109    1,627         70,000  SH           DEFINED       1            70,000

BERKSHIRE HATHAWAY INC     CL A     084670108    126,900        1,410  SH           DEFINED       1            1,410

BERKSHIRE HATHAWAY INC     CL B     084670207    28,089         9,700  SH           DEFINED       1            9,700

BURLINGTON NORTHN SANTA FE COM      12189T104    4,412         60,000  SH           DEFINED       1            60,000

CATERPILLAR INC DEL        COM      149123101    2,643         80,000  SH           DEFINED       1            80,000

CLOUGH GLOBAL              SH BEN
OPPORTUNITIES              INT      18914E106    323           30,000  SH           DEFINED       1            30,000

COHEN & STEERS ADV INC
RLTY                       COM      19247W102    1,866        512,587  SH           DEFINED       1            512,587

COHEN & STEERS PREM INC
RLTY                       COM      19247V104    880          247,976  SH           DEFINED       1            247,976

COHEN & STEERS QUALITY
RLTY                       COM      19247L106    605          149,800  SH           DEFINED       1            149,800

COHEN & STEERS REIT &
UTIL I                     COM      19247Y108    12,811     1,796,811  SH           DEFINED       1            1,796,811

COHEN & STEERS SELECT
UTIL F                     COM      19248A109    4,606        379,432  SH           DEFINED       1            379,432

COHEN & STEERS WRLDWD
RLT IN                     COM      19248J100    965          226,478  SH           DEFINED       1            226,478

                           SPON
DIAGEO PLC                 ADR NEW  25243Q205    5,725        100,000  SH           DEFINED       1            100,000

EATON CORP                 COM      278058102    8,967        201,000  SH           DEFINED       1            201,000

FIDELITY NATIONAL
FINANCIAL                  CL A     31620R105    637           47,074  SH           DEFINED       1            47,074

FIRST AMER CORP CALIF      COM      318522307    4,146        160,000  SH           DEFINED       1            160,000

FLAHERTY & CRMN/CLYMR
PFD SE                     COM SHS  338478100    6,265        597,250  SH           DEFINED       1            597,250

FLAHERTY & CRMRN CLYMRE
T R                        COM      338479108    3,855        367,157  SH           DEFINED       1            367,157

FRANKLIN RES INC           COM      354613101    720           10,000  SH           DEFINED       1            10,000

GENERAL ELECTRIC CO        COM      369604103    1,289        110,000  SH           DEFINED       1            110,000

                           SPONSORED
GLAXOSMITHKLINE PLC        ADR      37733W105    2,827         80,000  SH           DEFINED       1            80,000

                           PFD SH
GLIMCHER RLTY TR           SER F    379302300    327           28,900  SH           DEFINED       1            28,900

                           PFD SH
GLIMCHER RLTY TR           SER G    379302409    91             8,500  SH           DEFINED       1            8,500

GREAT PLAINS ENERGY INC    COM      391164100    2,333        150,000  SH           DEFINED       1            150,000

HOME DEPOT INC             COM      437076102    1,713         72,500  SH           DEFINED       1            72,500

ING CLARION GLB RE EST
INCM                       COM      44982G104    1,609        331,763  SH           DEFINED       1            331,763

JOHNSON & JOHNSON          COM      478160104    28,059       494,000  SH           DEFINED       1            494,000

LTC PPTYS INC              COM      502175102    2,290        112,000  SH           DEFINED       1            112,000

PFIZER INC                 COM      717081103    2,250        150,000  SH           DEFINED       1            150,000

PROCTOR & GAMBLE CO        COM      742718109    1,942         38,000  SH           DEFINED       1            38,000

REDWOOD TR INC             COM      758075402    1,107         75,000  SH           DEFINED       1            75,000

STRATEGIC HOTELS &         PFD
RESORTS                    SER B    86272T403    98            15,600  SH           DEFINED       1            15,600

3M CO                      COM      88579Y101    2,284         38,000  SH           DEFINED       1            38,000

VENTAS INC                 COM      92276F100    6,754        226,200  SH           DEFINED       1            226,200

WALGREEN CO                COM      931422109    5,204        177,000  SH           DEFINED       1            177,000

WAL MART STORES INC        COM      931142103    29,548       610,000  SH           DEFINED       1            610,000

YRC WORLDWIDE INC          COM      984249102    109           63,100  SH           DEFINED       1            63,100

YUM BRANDS INC             COM      988498101    36,174     1,085,000  SH           DEFINED       1            1,085,000

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